INCOME TAXES DISCLOSURE (Details)	12 Months Ended
Jan. 31, 2023 CAD ($)
Operating loss carry forward	$ 1,660,000
Operations in Chile
Foreign loss carry forwards	6,205,675
Operations in USA
Foreign loss carry forwards	$ 3,576,000